Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
DIGITAL ASSETS

 12. DIGITAL ASSETS

The Company accounts for its digital assets, which are comprised solely of bitcoin, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other and ASU 2023-08. The Company’s digital assets are initially recorded at cost and subsequently measured at fair value as of each reporting period. The Company determines the fair value of its bitcoin in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the OK exchange, the active exchange that the Company has determined is its principal market for bitcoin (Level 1 inputs). Changes in fair value are recognized as incurred in the Company’s Consolidated Statements of Operations, within “Unrealized loss on digital assets”, within operating expenses in the Company’s Consolidated Statement of Operations.

The following table presents a reconciliation of the opening and closing balances of the Company’s digital assets, including purchases and unrealized gains or losses:

	Digital Assets Carrying Value	Approximate Number of Bitcoins Held
	RMB

Balance at December 31, 2024	-	-
Digital assets purchase	804,579,371	1,236
Digital assets decrease	(35,705,995)	(55)
Unrealized loss on digital assets(i)	(38,723,236)	-
Balance at December 31, 2025(ii)	730,150,140	1,181

(i)	Unrealized loss on digital assets is included in Unrealized loss on digital assets on the Consolidated Statements of Operations.

(ii)	As of December 31, 2025, 601 bitcoins held by the Company, with a carrying value of RMB 371.6 million on the Consolidated Balance Sheets, serve as collateral for loans totaling RMB356.5 million obtained from several third-party creditors (Note 15). No such collateral arrangements were in place as of December 31, 2024.

The following table summarizes the Company’s digital assets holdings as of the dates indicated:

	As of December 31,
	2024	2025
	RMB	RMB
Digital assets cost basis	-	768,873,376
Digital assets fair value	-	730,150,140
Unrealized loss on digital assets	-	38,723,236

The vast majority of the Company’s assets are concentrated in its bitcoin holdings. Bitcoin is a digital asset, which is a novel asset class that is subject to significant legal, commercial, regulatory and technical uncertainty. Holding bitcoin does not generate any cash flows and involves custodial fees and other costs. Additionally, the price of bitcoin has historically experienced significant price volatility, and a significant decrease in the price of bitcoin would adversely affect the Company’s financial condition and results of operations. The Company’s strategy of acquiring and holding bitcoin also exposes it to counterparty risks with respect to the custody of its bitcoin, cybersecurity risks, and other risks inherent to holding a digital asset. In particular, the Company is subject to the risk that, if its private keys with respect to its digital assets are lost or destroyed or other similar circumstances or events occur, the Company may lose some or all of its digital assets, which could materially adversely affect the Company’s financial condition and results of operations.